[Allspring Funds Letterhead]

September 29, 2023

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Allspring Funds Trust
Registration Nos. 333-74295; 811-09253

Ladies and Gentlemen:

In connection with the registration of Allspring Funds Trust (the “Trust”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the issuance of shares by it under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting herewith for filing, pursuant to Rule 485(a) of the 1933 Act and Regulation S-T, the Trust’s Post-Effective Amendment No. 806 to its Registration Statement under the 1933 Act and Amendment No. 807 to its Registration Statement under the 1940 Act on Form N-1A for the purpose of making material changes to the principal investment strategy for the Funds listed in Appendix A.

If you have any questions or require additional information to assist you in your review of this filing, please contact me at 617-895-9401.

Very truly yours,

/s/ Maureen Towle
Maureen Towle
Senior Counsel

APPENDIX A

Allspring Funds Trust

Allspring Real Return Fund